FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
The following table sets forth, by level within the fair value hierarchy, our financial instrument liabilities as of December 31,

	2014	2013
Derivative liability
Level I Quoted Prices	$-	$-
Level II Observable Inputs	-	-
Level III Unobservable Inputs	112,009	39,804

Total	$112,009	$39,804

Fair Value, Option, Qualitative Disclosures Related to Election [Table Text Block]
The following table sets forth a summary of changes in the fair value of our Level 3 financial instrument liability as of December 31,

	2014	2013

Beginning Balance	$39,804	$-
Issued	172,803	39,563
(Gains) losses during the period	(100,598)	241
Settlements	-	-

Ending Balance	$112,009	$39,804